PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	December 31,	December 31,
	2023	2022

Land and buildings	$3,114,032	$2,972,256
Building fixtures, facilities, and furniture	187,826	128,448
Leasehold improvement	21,143	—
Landscaping	22,039	—
Office Equipment and Fixtures	31,306	35,160
Software	—	17,413
Auto	41,361	39,033
Construction in progress	6,372	—
Total Assets	3,424,079	3,192,310
Less accumulated depreciation	(116,708)	(62,426)
Net Assets	$3,307,371	$3,129,884

For the years ended December 31, 2023, 2022, and 2021, depreciation expenses were $76,246, $36,243, and $24,910, respectively.

During the year ended December 31, 2023, the Group disposed of some office equipment, receiving cash of $1,384, with a net book value of $1,396, and realized a loss of $12. Consequently, asset costs of $5,949 and accumulated depreciation of $4,553 were removed from the Company’s accounting records.

During the year ended December 31, 2022, the Group disposed of certain assets, receiving cash of $30,607, with a net book value of $19,653, and realized a net gain of $10,954. Consequently, asset costs totaling $103,360 and accumulated depreciation of $83,707 were removed from the Company’s accounting records.